Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020		Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 39,690		¥ 15,495
Derivative liabilities, Fair value	73,649		25,958
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	494,893		498,874
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		11
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	43,889		17,320
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	7,644		60,657
Interest rate swap agreements | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		127
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	113		119
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	623,172		505,909
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	7,555		1,888
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	4,365		3,177
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	372,948	[1]	320,710	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	5,710	[1]	1,119	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	5,141	[1]	2,159	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	68,840		65,575
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	5,079		1,203
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	137		364
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	612,536		641,127
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	742
Options held/written and other | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	28
Options held/written and other | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	670,044	[1]	556,668	[2]
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	21,318	[1]	11,140	[2]
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 20,004	[1]	2,809	[2]
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount			262
Credit derivatives held/written | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value			7
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value			¥ 10

[1]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥16,754 million, futures contracts of ¥35,875 million and foreign exchange contracts of ¥16,656 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2020, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥598 million, ¥165 million and ¥111 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,564 million and ¥178 million at March 31, 2020, respectively.
[2]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥34,701 million, futures contracts of ¥37,359 million and foreign exchange contracts of ¥13,171 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2019, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥206 million, ¥248 million and ¥30 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥258 million and ¥173 million at March 31, 2019, respectively.